INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Property, plant and equipment (Details) - USD ($)	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Property, plant and equipment
Property, plant and equipment	$ 67,853,835	$ 49,908,325	$ 47,954,596
Gross carrying amount
Property, plant and equipment
Property, plant and equipment	93,634,779	71,521,454	63,974,402	$ 54,527,392
Accumulated depreciation
Property, plant and equipment
Property, plant and equipment	$ (25,780,944)	$ (21,613,129)	$ (16,019,806)	$ (13,012,286)